Transactions with Parties-in-Interest (Details) - The Lincoln Electric Company Employee Savings Plan - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Transactions with Parties-in-Interest
Fair value of shares	$ 1,265,456,118	$ 1,090,942,959
Lincoln Electric Stock
Transactions with Parties-in-Interest
Number of shares	702,603
Lincoln Electric Holdings, Inc
Transactions with Parties-in-Interest
Dividend income	$ 2,152,533
Lincoln Electric Holdings, Inc | Lincoln Electric Stock
Transactions with Parties-in-Interest
Number of shares	702,603	792,127
Fair value of shares	$ 168,399,752	$ 148,524,969
Value of shares purchased	4,561,835
Value of shares sold	$ 18,835,967